SUMMARY OF WARRANT ACTIVITY (Details) - Warrant [Member] - $ / shares	3 Months Ended	11 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Number of Warrants, Beginning balance	500,620
Weighted Average Exercise Price, Ending balance	$ 4.00			$ 4.00
Number of Warrants, Issued			500,620
Weighted Average Exercise Price, Issued				4.00	4.00
Number of Warrants, Exercised
Weighted Average Exercise Price, Forfeited or expired
Number of Warrants, Forfeited or Expired
Weighted Average Exercise Price, Forfeited or expired
Number of Warrants, Ending balance	500,620			500,620
Weighted Average Remaining Life (in Years)	3 months 14 days			8 months 12 days	8 months 12 days
Number of Warrants, Ending balance	500,620	500,620		500,620
Weighted Average Exercise Price, Ending balance	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00